Investment Portfolioas of August 31, 2025 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 151.3%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	849,285
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,665,000	1,697,583
		2,546,868
Alaska 2.2%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	5,060,000	4,133,929
Alaska, Municipal Bond Bank Authority Revenue, Series 2, 4.0%, 6/1/2044	4,000,000	3,468,609
		7,602,538
Arizona 2.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,098,433
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,511,500
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	958,715
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	1,400,000	1,420,026
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,755,000	1,595,802
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,002,741
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 144A, 5.0%, 6/15/2052	1,150,000	992,717
		8,579,934
California 8.5%
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,040,278	981,714
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	341,137
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	3,802,029
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	2,510,000	2,547,426
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,778,293
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	967,532
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	3,750,000	3,750,333
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,243,787
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,382,127

San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series E, AMT, 5.0%, 5/1/2045	5,000,000	4,987,576
Series 2ND, AMT, 5.0%, 5/1/2048	2,965,000	2,915,405
		29,697,359
Colorado 7.0%
Colorado, Canyons Metropolitan District No. 5, General Obligation, Series A, 5.25%, 12/1/2059, INS: BAM	1,500,000	1,508,614
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	415,000	434,746
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,000,000	1,913,885
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	8,622,130
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2048	1,305,000	1,223,908
Series A, 5.125%, 12/1/2055	1,500,000	1,438,739
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,279,430
		24,421,452
District of Columbia 0.6%
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,318,158
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	750,000	652,993
		1,971,151
Florida 14.0%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,024,947
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, 144A, 5.0%, 10/1/2049	1,500,000	1,383,197
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	1,015,000	901,132
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	215,000	192,111
Series A-1, 5.0%, 11/1/2058	345,000	303,619
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2052	3,170,000	2,863,690
Series A, 5.0%, 6/15/2055	1,540,000	1,378,136
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	750,000	619,304
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	57,173
Series B, 5.0%, 7/1/2042	60,000	57,173
Series A-1, 5.0%, 7/1/2051	55,000	49,916
Series B, 5.0%, 7/1/2051	85,000	77,143
Series A-1, 5.0%, 2/1/2057	160,000	143,065
Series B, 5.0%, 7/1/2057	90,000	80,426
Florida, FAU Finance Corp., Capital Improvements Revenue, Student Housing Project:
Series B, 4.0%, 7/1/2044	2,525,000	2,238,516
5.0%, 7/1/2049	700,000	705,540
5.0%, 7/1/2054	1,000,000	1,002,218
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	842,806
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 4.8%, 5/1/2055	200,000	178,645

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,490,232
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series D, 3.95% (b), 9/2/2025, SPA: PNC Bank NA	800,000	800,000
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,418,402
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,447,909
Miami-Dade County, FL, Aviation Revenue:
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,365,985
Series A, AMT, 5.5%, 10/1/2055	4,000,000	4,106,195
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AG	3,000,000	3,003,178
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,245,587
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,219,558
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	373,237
Series C, 7.625%, 5/15/2058	455,000	501,112
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc.:
Series A, 5.0%, 11/15/2045	4,850,000	4,652,212
Series B, 5.0%, 11/15/2049	3,000,000	2,802,304
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	2,775,000	2,300,589
		48,825,257
Georgia 6.3%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	504,455
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	375,000	376,879
Series A, 5.75%, 4/1/2053	400,000	418,097
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,057,087
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,086,695
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	2,917,063
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	2,000,000	1,762,900
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	770,000	817,663
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,674,303
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	982,358
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,521,247
		22,118,747
Hawaii 0.3%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	1,000,000	1,034,501
Idaho 0.4%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2050	1,500,000	1,521,094

Illinois 10.7%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2041	2,000,000	1,632,798
Series D, 5.0%, 12/1/2046	2,000,000	1,708,720
Chicago, IL, General Obligation, Series A, 5.0%, 1/1/2044	800,000	729,439
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AG	2,500,000	956,283
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.5%, 1/1/2053	2,330,000	2,381,551
Series A, AMT, 5.5%, 1/1/2053, INS: AG	1,355,000	1,378,740
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,610,852
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 5.0%, 12/1/2052	3,000,000	2,921,152
Illinois, Housing Development Authority Revenue, Series K, 5.35%, 4/1/2047	950,000	962,765
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,211,343
Illinois, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 12/15/2051	10,000,000	2,416,681
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2046	3,000,000	2,360,977
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,710,683
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,054,648
Series A, 5.0%, 5/1/2034	3,500,000	3,616,214
Series A, 5.0%, 5/1/2043	1,000,000	993,431
5.5%, 5/1/2039	1,915,000	1,996,334
5.75%, 5/1/2045	735,000	758,571
		37,401,182
Indiana 3.0%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	3,951,140
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,200,000	1,964,988
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	3,000,000	3,010,334
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	575,000	533,616
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	604,923
Series E, 6.125%, 3/1/2057	300,000	306,958
		10,371,959
Iowa 1.0%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	483,412
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	2,000,000	2,190,281
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	885,000	701,130
		3,374,823

Kentucky 0.6%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	800,000	796,210
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	1,200,000	1,123,668
		1,919,878
Louisiana 2.6%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	5,868,425
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	1,155,000	1,156,361
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AG	1,020,000	1,023,895
Series A, 5.0%, 10/1/2048, INS: AG	1,140,000	1,131,111
		9,179,792
Maryland 5.0%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,341,489
Maryland, State Department of Transportation Revenue, Aviation Administration:
Series A, AMT, 5.25%, 8/1/2049, INS: AG	3,500,000	3,549,579
Series A, AMT, 5.25%, 8/1/2054, INS: AG	4,000,000	4,048,238
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,401,122
Series A, 5.75%, 7/1/2053	575,000	592,321
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	746,397
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc., Series A, 5.0%, 7/1/2048	4,000,000	3,841,509
		17,520,655
Massachusetts 1.9%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,658,026
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,563,934
Massachusetts, General Obligation, Series B, 3.0%, 4/1/2048	3,000,000	2,168,689
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 3.4% (b), 9/2/2025, LOC: TD Bank NA	200,000	200,000
		6,590,649
Michigan 2.4%
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,374,187
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,053,701
Wayne County, MI, Airport Authority Revenue:
Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,002,183
Series B, AMT, 5.5%, 12/1/2048, INS: AG	1,000,000	1,032,340
		8,462,411
Minnesota 3.9%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	5,350,000	5,134,493
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042	1,715,000	1,587,032
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,553,470

St. Cloud, MN, CentraCare Health System Obligated Group Revenue:
4.0%, 5/1/2050	1,500,000	1,264,468
5.0%, 5/1/2054	1,110,000	1,092,329
		13,631,792
Missouri 1.7%
Kansas City, MO, Industrial Development Authority, International Airport Terminal Modernization Project:
Series A, AMT, 4.0%, 3/1/2057, INS: AG	2,000,000	1,593,576
Series B, AMT, 5.0%, 3/1/2055, INS: AG	1,540,000	1,493,797
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Obligated Group, Series C, 4.0%, 2/1/2048	2,000,000	1,553,764
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,500,000	1,353,566
		5,994,703
Nebraska 0.1%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children's Hospital Obligated Group, Series A, 3.9% (b), 9/2/2025, LOC: U.S. Bank NA	250,000	250,000
New Hampshire 0.6%
New Hampshire, Business Finance Authority Revenue, “A”, Series 2, 4.0%, 10/20/2036	2,161,805	2,042,229
New Jersey 5.6%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,426,463
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,797,086
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AG	1,250,000	1,250,750
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	824,303
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	685,345
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 4.25%, 12/1/2045	965,000	945,517
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	2,828,656
Series A, 5.0%, 12/15/2034	1,065,000	1,112,147
Series AA, 5.0%, 6/15/2046	3,640,000	3,643,893
Series AA, Prerefunded, 5.0%, 6/15/2046	1,960,000	2,128,038
Series BB, 5.25%, 6/15/2050	1,145,000	1,168,551
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	800,000	813,555
		19,624,304
New York 13.1%
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2052	2,000,000	1,936,926
Series C-1, 5.25%, 11/15/2055	520,000	518,398
New York, State Dormitory Authority, Personal Income Tax Revenue, Series D, 5.0%, 2/15/2048	3,000,000	3,007,523
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 3.06% (b), 9/7/2025, LIQ: Freddie Mac, LOC: Freddie Mac	300,000	300,000
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	2,190,000	2,120,306

New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	450,000	460,140
AMT, 5.625%, 4/1/2040	1,290,000	1,329,498
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 6/30/2060	2,085,000	1,979,731
AMT, 6.0%, 6/30/2054	250,000	254,029
AMT, 6.0%, 6/30/2059	1,385,000	1,418,208
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	263,409
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	7,841,206
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,397,211
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,478,483
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series A, 5.25%, 11/15/2055	4,000,000	4,104,608
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,621,011
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, 4.25%, 5/1/2054	10,000,000	8,995,742
New York, NY, General Obligation:
Series A, 4.0%, 8/1/2040	3,500,000	3,292,480
Series B-1, 5.25%, 10/1/2047	500,000	510,705
Port Authority of New York & New Jersey, Series 242, AMT, 5.0%, 12/1/2053	1,000,000	989,678
		45,819,292
North Carolina 1.5%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	370,000	377,827
North Carolina, State Turnpike Authority, Triangle Expressway System, Series A, 5.0%, 1/1/2058, INS: AG	5,000,000	4,928,694
		5,306,521
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AG	265,000	259,536
Ohio 4.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	4,400,000	3,560,077
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	4,435,000	4,540,922
Franklin County, OH, Trinity Health Corp., Obligated Group Revenue, Series A, 5.0%, 12/1/2047	2,950,000	2,875,431
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	570,000	577,032
Ohio, Brunswick City School District, General Obligation, 4.125%, 12/1/2048, INS: BAM	2,500,000	2,279,961
Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	195,000	191,185
		14,024,608
Pennsylvania 7.4%
Adams County, PA, State General Authority, Brethren Home Community Obligated Group Revenue, Series 2024-A, 5.0%, 6/1/2059	3,750,000	3,322,655
Allegheny County, PA, Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2055, INS: AG	2,000,000	2,060,164
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	2,977,407

Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series 2025-B, 5.0%, 3/15/2050	1,000,000	984,341
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,599,825
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	4,924,994
Pennsylvania, State Turnpike Commission Revenue, Series A, 5.0%, 12/1/2044	4,665,000	4,649,643
Pennsylvania, Turnpike Commission Oil Franchise Tax Revenue, Series A, 3.0%, 12/1/2051	2,500,000	1,750,792
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,511,263
		25,781,084
South Carolina 2.8%
Charleston County, SC, Airport District Revenue, Series A, AMT, 5.25%, 7/1/2049	785,000	791,562
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	4,778,758
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	3,999,914
		9,570,234
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	830,000	608,836
Tennessee 2.1%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,067,030
Series A, 5.0%, 7/1/2044	1,600,000	1,586,791
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	955,000	980,610
Series A-1, 5.5%, 7/1/2059, INS: BAM	1,145,000	1,174,925
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,650,000	1,162,404
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,350,000	1,431,524
		7,403,284
Texas 24.5%
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.25%, 2/15/2045	250,000	256,712
Series A, 5.25%, 2/15/2049	750,000	766,577
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	364,239
Conroe, TX, Independent School District, General Obligation, 4.0%, 2/15/2049	4,350,000	3,776,586
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	2,415,000	2,419,227
Dickinson, TX, Independent School District, 4.25%, 2/15/2053	2,500,000	2,217,224
Houston, TX, Airport System Revenue:
Series A, AMT, 4.5%, 7/1/2053, INS: AG	5,000,000	4,475,323
Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,250,790
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,345,000	2,436,386
Judson, TX, Independent School District, General Obligation, 4.0%, 2/1/2053	5,000,000	4,210,513
Klein, TX, Klein Independent School District, 4.0%, 8/1/2047	3,500,000	3,077,233
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	2,050,000	1,584,461

North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,711,688
5.0%, 1/1/2050	1,435,000	1,435,075
Royse, TX, Independent School District, General Obligation, 5.0%, 2/15/2054	2,000,000	2,011,776
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,520,000	1,179,015
Series A, 4.0%, 4/1/2051	3,000,000	2,221,407
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project, Series A, 5.0%, 10/1/2051	1,000,000	723,691
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	4,844,852
Texas, EP Essential Housing WF PFC Revenue, 4.25%, 12/1/2034	1,435,000	1,432,269
Texas, Grand Parkway Transportation Corp. Revenue, Series C, 4.0%, 10/1/2045	3,465,000	3,023,183
Texas, Greater Texas Cultural Education Facilities Finance Corp. Revenue, Biomedical Research Institute:
Series A, 5.25%, 6/1/2049	2,500,000	2,261,088
Series A, 5.25%, 6/1/2054	2,500,000	2,192,129
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp. Project:
5.0%, 5/15/2048	6,250,000	6,163,526
5.0%, 5/15/2055	3,500,000	3,446,514
Texas, Pasadena Independent School District, 4.25%, 2/15/2053	5,000,000	4,517,224
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,720,000	1,733,574
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	6,622,858
Texas, San Antonio Water System Revenue, Series A, 5.25%, 5/15/2052	2,645,000	2,717,644
Texas, State General Obligation:
2.8% (b), 9/7/2025, SPA: JPMorgan Chase Bank NA	520,000	520,000
Series A, AMT, 4.125%, 8/1/2044	3,000,000	2,679,147
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	1,495,000	1,531,435
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	1,815,000	1,561,515
		85,364,881
Virginia 2.8%
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	533,948
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	2,900,000	2,765,550
AMT, 5.0%, 12/31/2049	735,000	694,441
AMT, 5.0%, 12/31/2052	3,775,000	3,525,696
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	355,000	359,051
Williamsburg, VA, Economic Development Authority Revenue, College of William & Mary Project, Series A, 4.125%, 7/1/2058, INS: AG	2,240,000	1,948,058
		9,826,744
Washington 3.8%
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,908,282
Series B, AMT, 5.5%, 10/1/2050	4,000,000	4,149,296
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	455,000	459,479
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	3,000,000	2,936,685
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	3,515,000	2,380,160

Washington, State Housing Finance Commission Municipal Certificates, Series A-1, 3.5%, 12/20/2035	574,997	542,957
Washington, State Housing Finance Commission, Horizon House Project, 144A, 5.0%, 1/1/2038	750,000	707,489
		13,084,348
West Virginia 1.3%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	2,015,000	2,019,127
Series A, 5.5%, 6/1/2050	2,500,000	2,586,913
		4,606,040
Wisconsin 3.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project, Series B, 5.0%, 7/1/2053	1,000,000	809,482
Wisconsin, Public Finance Authority Revenue, Renown Regional Medical Center Obligated Group, Series A, 5.5%, 6/1/2055	2,000,000	2,025,806
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC, Series 2025, AMT, 6.5%, 6/30/2060	1,030,000	1,089,662
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,265,332
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,569,943
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	3,220,000	3,542,292
		12,302,517
Puerto Rico 2.6%
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	4,276,060	3,534,127
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	14,900,000	4,709,256
Series A-1, 4.75%, 7/1/2053	1,000,000	898,028
		9,141,411
Total Municipal Investments (Cost $549,999,814)		527,782,614

Underlying Municipal Bonds of Inverse Floaters (c) 5.9%
Pennsylvania 3.0%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (d)	10,000,000	10,247,201
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 11.28%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
Texas 2.9%
Texas, New Braunfels Independent School District, General Obligation, Series B, 5.0%, 2/1/2045 (d)	10,000,000	10,227,443
Trust: Texas, New Braunfels Independent School District, General Obligation, Series 2022-XM1063, 144A, 10.34%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $20,938,280)		20,474,644

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.72% (e) (Cost $37,899)	37,896	37,899

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $570,975,993)	157.2	548,295,157
Floating Rate Notes (c)	(4.3)	(15,000,000)
Series 2020-1 VMTPS	(54.5)	(190,000,000)
Other Assets and Liabilities, Net	1.6	5,599,462
Net Assets Applicable to Common Shareholders	100.0	348,894,619
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2025.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$548,257,258	$—	$548,257,258
Open-End Investment Companies	37,899	—	—	37,899
Total	$37,899	$548,257,258	$—	$548,295,157

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DMIT-PH3